Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
Accounts payable and accrued liabilities
	December 31,	December 31,
	2020	2019
	$’000	$’000
Trade accounts payable and accrued liabilities	$2,510	$5,102
Income tax	-	-
Other accruals	1,874	890
Accounts payable to related parties (note 20)	144	6,717
Total	$4,528	$12,709